SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Unrealized foreign exchange translation loss	$ (18,120)	$ (9,179)
Useful life of intangible assets	25 years
Towers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of amortization annual rates	5.00%
Furniture and equipment [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of amortization annual rates	10.00%
Furniture and equipment [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of amortization annual rates	33.30%